Incentive Programs (Tables)	6 Months Ended
Jun. 30, 2023
Incentive Programs
Schedule of total cost of outstanding incentive programs

	June 30, 2023
	Options	Share Awards	Total
	Outstanding	Outstanding	Outstanding
Incentive Programs
Warrant program 2019/2022	—	—	—
Board LTIP 2020	—	—	—
Board LTIP 2021	—	22,882	22,882
Board LTIP 2022	—	37,136	37,136
Board LTIP 2023	—	40,957	40,957
ESOP 2020	1,364,730	—	1,364,730
ESOP 2021	1,468,500	—	1,468,500
ESOP 2022	1,961,000	—	1,961,000
Total Outstanding	4,794,230	100,975	4,895,205

	June 30, 2022
	Warrants	Options	Share Awards	Total
	Outstanding	Outstanding	Outstanding	Outstanding
Incentive Programs
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2019	—	—	31,371	31,371
Board LTIP 2020	—	—	26,968	26,968
Board LTIP 2021	—	—	40,706	40,706
Board LTIP 2022	—	—	—	—
ESOP 2020	—	1,444,000	—	1,444,000
ESOP 2021	—	1,495,000	—	1,495,000
ESOP 2022	—	—	—	—
Total Outstanding	422,500	2,939,000	99,045	3,460,545